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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  322 North Old Woodward Avenue, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI                 07/10/2007
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        15
                                                 ----------------------

Form 13F Information Table Value Total:                  $114,495
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           06/30/2007

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
DOW JONES AIG             DJAIG CMDTY
                          36          06738C778    6,841     134,769 SH      SOLE                                          134,769
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL
                          1000 GR     464287614   20,147     290,147 SH      SOLE                                          290,147
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   1-3 YR
                          TREAS BD    464287457   11,756     146,654 SH      SOLE                                          146,654
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL MC
                          GR          464287481   11,278     156,732 SH      SOLE                                          156,732
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EMG
                          MKTS        464287234   10,489      79,682 SH      SOLE                                           79,682
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL
                          2000 GR     464287648    9,545     111,176 SH      SOLE                                          111,176
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI GR
                          INDX        464288885    8,339     109,876 SH      SOLE                                          109,876
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   7-10 YR
                          TREAS BD    464287440    7,086      87,390 SH      SOLE                                           87,390
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   US TIPS BD
                          FD          464287176    6,322      63,868 SH      SOLE                                           63,868
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   GS NAT RES
                          INDX        464287374    2,708      22,596 SH      SOLE                                           22,596
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   SILVER TR   46428Q109    2,018      16,342 SH      SOLE                                           16,342
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EAFE
                          IDX         464287465      696       8,625 SH      SOLE                                            8,625
------------------------------------------------------------------------------------------------------------------------------------
SILVER WHEATON  CORP      COMMON      828336107      140      12,000 SH      SOLE                                           12,000
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TR      GOLD SHS    863307104    4,471      69,586 SH      SOLE                                           69,586
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC      COMMON      880198106   12,659   1,355,407 SH      SOLE                                        1,355,407
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL                             114,495
------------------------------------------------------------------------------------------------------------------------------------